UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, May 23, 2006


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    52
Form 13F information Table Value Total:    $35,376

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                                                                  FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING

AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED

NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------

--------

Abgenix, Inc.                  COM              00339b107      883    39225 SH       SOLE                    39225


Advanced Power Technology, Inc COM              00761e108      572    39010 SH       SOLE                    39010


Albertson's Inc.               COM              013104104      642    25000 SH       SOLE                    25000


Andrx Corp                     COM              034553107      617    26000 SH       SOLE                    26000


Anteon International Corporati COM              03674e108      600    11000 SH       SOLE                    11000


Artesyn Technologies           COM              043127109      383    35000 SH       SOLE                    35000


Aztar Corporation              COM              054802103      630    15000 SH       SOLE                    15000


Burlington Resources Inc.      COM              122014103     1149    12500 SH       SOLE                    12500


Capital Title Group, Inc.      COM              140919101      578    75000 SH       SOLE                    75000


Chiron Corp.                   COM              170040109     1071    23376 SH       SOLE                    23376


Computer Horizons Corp.        COM              205908106     1126   225252 SH       SOLE                   225252


Computer Sciences Corporation  COM              205363104      500     9000 SH       SOLE                     9000


Constellation Energy Group     COM              210371100      536     9800 SH       SOLE                     9800


Desert Sun Mining Corp.        COM              25043v107      497    90000 SH       SOLE                    90000


Duratek Inc.                   COM              26658q102      495    22612 SH       SOLE                    22612


Excel Technology, Inc.         COM              30067t103      884    30000 SH       SOLE                    30000


Fairmont Hotels & Resorts Inc. COM              305204109      670    15000 SH       SOLE                    15000


Falconbridge Limited           COM              306104100      601    17160 SH       SOLE                    17160


First Bank NW Corp.            COM              33762x106      405    22000 SH       SOLE                    22000


GTECH Holdings Corporation     COM              400518106      443    13000 SH       SOLE                    13000


Gold Bank Corporation, Inc.    COM              379907108      747    40770 SH       SOLE                    40770


Guidant Corporation            COM              401698105     1179    15110 SH       SOLE                    15110


Henkel KGaA                    COM              not liste     1126    10450 SH       SOLE                    10450


Huntsman Corporation           COM              447011107      579    30000 SH       SOLE                    30000


I-many, Inc.                   COM              44973q103      960   599850 SH       SOLE                   599850


Independence Community Bank Co COM              453414104      905    21717 SH       SOLE                    21717


Intrado, Inc.                  COM              46117a100      909    35000 SH       SOLE                    35000


J. Jill Group Inc.             COM              466189107      994    41585 SH       SOLE                    41585


Jefferson-Pilot Corporation    COM              475070108      559    10000 SH       SOLE                    10000


MGI Pharma, Inc.               COM              552880106      424    24208 SH       SOLE                    24208


MatrixOne, Inc.                COM              57685p304     1002   140000 SH       SOLE                   140000


Maytag Corporation             COM              578592107      979    45900 SH       SOLE                    45900


MeriStar Hospitality Corporati COM              58984y103      519    50000 SH       SOLE                    50000


Monolithic System Technology I COM              609842109      296    33445 SH       SOLE                    33445


Nextel Partners, Inc. Cl. A    CL A             65333f107     1269    44815 SH       SOLE                    44815


Northwestern Corporation       COM NEW          668074305      498    16000 SH       SOLE                    16000


ONYX Software Corporation      COM NEW          683402200      408    85864 SH       SOLE                    85864


Raindance Communications       COM              75086x106      616   228200 SH       SOLE                   228200


Regalito Copper Corp.          COM              75885h104      796   135000 SH       SOLE                   135000


Reptron Electronics, Inc.      COM              76026w208      121    93983 SH       SOLE                    93983


Roanoke Electric Steel Corpora COM              769841107      297     9200 SH       SOLE                     9200


SBS Technologies, Inc.         COM              78387p103      810    50000 SH       SOLE                    50000


SNB Bancshares, Inc.           COM              78460m209      746    40700 SH       SOLE                    40700


Segue Software, Inc.           COM              815807102      733    84934 SH       SOLE                    84934


Shurgard Storage Centers, Inc  COM              82567d104      700    10500 SH       SOLE                    10500


Stewart & Stevenson Services,  COM              860342104      912    25000 SH       SOLE                    25000


Town & Country Trust           SH BEN INT       892081100      609    15000 SH       SOLE                    15000


TransMontaigne Inc.            COM              893934109      441    45000 SH       SOLE                    45000


UICI                           COM              902737105      592    16000 SH       SOLE                    16000


United States Steel Corporatio COM              912909108      783    12905 SH       SOLE                    12905


Univision Communications Inc.  CL A             914906102      414    12000 SH       SOLE                    12000


iVillage Inc.                  COM              46588h105      168    20000 SH       SOLE                    20000


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